Cover	Apr. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	Bonanza Creek Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35371
Entity Tax Identification Number	61-1630631
Entity Address, Address Line One	410 17th Street, Suite 1400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	440-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BCEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001509589
Amendment Description	Final pro forma financial statements of a business combination in accordance with the SEC grace period for such transactions.